UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01660

Prudential’s Gibraltar Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2010

Date of reporting period: 3/31/2010

Item 1.	Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule Of Investments

as of March 31, 2010 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS
Aerospace & Defense — 5.6%
Boeing Co. (The)	27,730	$2,013,475
Precision Castparts Corp.	20,400	2,584,884
United Technologies Corp.	55,000	4,048,550

		8,646,909

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	61,600	2,274,272

Auto Components — 1.2%
Johnson Controls, Inc.	56,900	1,877,131

Automobiles — 1.0%
Harley-Davidson, Inc.	54,400	1,527,008

Biotechnology — 1.7%
Gilead Sciences, Inc.(a)	57,200	2,601,456

Capital Markets — 6.7%
Charles Schwab Corp. (The)	243,100	4,543,539
Goldman Sachs Group, Inc. (The)	24,300	4,146,309
Lazard Ltd. (Class A Stock)	48,220	1,721,454

		10,411,302

Communications Equipment — 7.1%
Cisco Systems, Inc.(a)	280,200	7,293,606
QUALCOMM, Inc.	90,500	3,800,095

		11,093,701

Computers & Peripherals — 7.6%
Apple, Inc.(a)	30,300	7,118,379
Hewlett-Packard Co.	89,400	4,751,610

		11,869,989

Diversified Financial Services — 1.8%
JPMorgan Chase & Co.	63,000	2,819,250

Energy Equipment & Services — 2.7%
Schlumberger Ltd.	66,100	4,194,706

Food & Staples Retailing — 2.0%
Costco Wholesale Corp.	53,000	3,164,630

Food Products — 2.3%
Unilever PLC (United Kingdom), ADR	122,310	3,581,237

Healthcare Equipment & Supplies — 7.7%
Alcon, Inc.	23,650	3,820,894
Baxter International, Inc.	67,800	3,945,960
Covidien PLC	82,100	4,127,988

		11,894,842

Healthcare Providers & Services — 5.5%
Express Scripts, Inc.(a)	17,900	1,821,504
Medco Health Solutions, Inc.(a)	105,300	6,798,168

		8,619,672

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.(a)	64,700	1,570,269

Household Products — 2.1%
Colgate-Palmolive Co.	37,574	3,203,559

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(a)	18,100	2,456,713

Internet Software & Services — 5.8%
Google, Inc. (Class A Stock)(a)	16,000	9,072,160

IT Services — 6.3%
Mastercard, Inc. (Class A Stock)	19,600	4,978,400
Visa, Inc. (Class A Stock)	53,000	4,824,590

		9,802,990

Machinery — 1.8%
Cummins, Inc.	44,650	2,766,067

Media — 2.9%
Walt Disney Co. (The)	129,000	4,503,390

Multiline Retail — 2.2%
Target Corp.	64,400	3,387,440

Oil, Gas & Consumable Fuels — 3.6%
Occidental Petroleum Corp.	38,700	3,271,698
Southwestern Energy Co.(a)	55,700	2,268,104

		5,539,802

Pharmaceuticals — 6.1%
Abbott Laboratories	43,200	2,275,776
Roche Holding AG (Switzerland), ADR	50,200	2,034,104
Shire PLC (Ireland), ADR	29,200	1,926,032
Teva Pharmaceutical Industries Ltd. (Israel), ADR	51,300	3,236,004

		9,471,916

Road & Rail — 1.5%
Union Pacific Corp.	32,900	2,411,570

Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	75,900	1,689,534

Software — 2.9%
Adobe Systems, Inc.(a)	104,300	3,689,091
Microsoft Corp.	25,800	755,166

		4,444,257

Specialty Retail — 2.0%
Home Depot, Inc. (The)	96,400	3,118,540

Textiles, Apparel & Luxury Goods — 3.4%
NIKE, Inc. (Class B Stock)	71,700	5,269,950

Total Long-term Investments (cost $107,755,398)		153,284,262

SHORT-TERM INVESTMENT — 1.0%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,562,348)(b)		1,562,348

TOTAL INVESTMENTS — 99.7% (cost $109,317,746)(c)		154,846,610

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		411,434

Net Assets — 100.0%		$155,258,044

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$ 111,531,593	$43,560,349	$(245,332)	$43,315,017

The difference between book basis and tax basis is attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$153,284,262	$—	$—
Affiliated Money Market Mutual Fund	1,562,348	—	—

Total	$154,846,610	$—	$—

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of March 31, 2010 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ STEVE PELLETIER
Steve Pelletier
President and Principal Executive Officer

Date May 25, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 25, 2010

*	Print the name and title of each signing officer under his or her signature.